Equity - Schedule of Issued and Outstanding Share Capital (Details) - Share Capital [Member]		12 Months Ended
		Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Schedule of Issued and Outstanding Share Capital [Line Items]
Number of Shares, Beginning Balance (in Shares)	[1]	75,476,190	74,784,899	67,553,230
Number of Shares, Issuance of common shares in the IPO	[1]	7,749,961
Number of Shares, Treasury share capital	[1]	(1,568,741)
Number of Shares, Issuance of Preferred F shares in respect of conversion of Advanced Investment Agreement	[1]			6,392,084
Number of Shares, Issuance of common shares in respect of asset acquisition	[1]			31,000
Number of Shares, Purchase of Treasury shares	[1]			(200,000)
Number of Shares, Forfeited shares in respect of termination of Gatsby founder	[1]			(19,376)
Number of Shares, Exercise of employees’ options into common shares	[1]	1,194,012	229,959	1,027,961
Number of Shares, Ending Balance (in Shares)	[1]	82,851,422	75,476,190	74,784,899
Spaceship [Member]
Schedule of Issued and Outstanding Share Capital [Line Items]
Number of Shares, Issuance of common shares in respect of asset acquisition	[1]		453,332
Deep [Member]
Schedule of Issued and Outstanding Share Capital [Line Items]
Number of Shares, Issuance of common shares in respect of asset acquisition	[1]		8,000

[1]	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A).